Retirement Plans - Defined Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss	$ 1,517,000	$ 1,921,000	$ 0
Component of curtailment loss comprised of amortization of prior service cost	600,000	434,000
Component of curtailment loss comprised of net actuarial loss	945,000	1,487,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income		1,600,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income		700,000
Contribution made by employer	10,685,000	9,617,000	4,900,000
Expected cash contributions to defined benefit plans in next year	400,000
Defined benefit plans, reduction in minimum funding requirement	400,000
Accumulated benefit obligation	$ 81,900,000	$ 67,700,000
Employees at the Androscoggin, Bucksport, and Sartell mills
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets assumption for next fiscal year		6.50%